Nature of Operations (Details) - USD ($)					9 Months Ended			12 Months Ended
	Aug. 19, 2024	Jan. 29, 2024	Jul. 14, 2023	Jul. 13, 2023	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Sep. 04, 2024	Feb. 14, 2024	May 31, 2023	Jun. 01, 2022	May 31, 2022
Nature of Operations [Line Items]
Price per unit		$ 0.12												$ 5
Net proceeds (in Dollars)							$ 6,454,325	$ 6,454,325
Exercise price per share		$ 5.082			$ 0.12						$ 1.379	$ 0.12	$ 5.83		$ 5.83
Percentage of offering price per unit		110.00%		110.00%	110.00%			110.00%
Representative warrants exercisable term		5 years			5 years
Cash and cash equivalents (in Dollars)					$ 3,300,688			$ 2,142,485
Net cash used in operating activities (in Dollars)					(4,009,871)		$ (4,479,242)	(4,542,910)		(1,009,980)
Company’s debt (in Dollars)					8,772			8,772		2,750
Accounts payable and accrued expenses (in Dollars)					$ 677,617			$ 506,206		$ 758,668
Common stock, par value					$ 0.0001	[1]		$ 0.0001	[1]	$ 0.0001
Purchase of shares (in Shares)	93,563
Cash and cash equivalents (in Dollars)								$ 2,142,485		$ 264,865
Operating lease liabilities (in Dollars)								13,650		$ 13,000
Non-Tradeable Warrants [Member]
Nature of Operations [Line Items]
Number of shares issued (in Shares)			117,925		12,669
Price per unit			$ 5.3	$ 69.96
Net proceeds (in Dollars)			$ 6,454,325					$ 7,000,000
Exercise price per share			$ 6.36
Initial public offering shares (in Shares)			1,415,095
Common stock, par value			$ 0.0001
Tradeable Warrants [Member]
Nature of Operations [Line Items]
Number of shares issued (in Shares)					17,689
Price per unit			63.6		$ 0.12			$ 0.01
Exercise price per share			6.095
Additional purchase of shares (in Shares)				8,387
Purchase of shares (in Shares)				100,644				212,265
Tradeable Warrants [Member] | Common Stock [Member]
Nature of Operations [Line Items]
Exercise price per share			73.14
Non-Tradeable Warrants [Member]
Nature of Operations [Line Items]
Number of shares issued (in Shares)					17,689
Price per unit					$ 0.12			$ 0.01
Exercise price per share			$ 76.32
Warrants expire term			5 years
Additional purchase of shares (in Shares)				8,387
Purchase of shares (in Shares)				100,644				212,265
Over-Allotment Option [Member]
Nature of Operations [Line Items]
Number of shares issued (in Shares)					17,689
Price per unit					$ 63.36			$ 5.28
Purchase of shares (in Shares)								212,265
Representative Warrants [Member]
Nature of Operations [Line Items]
Price per unit				$ 5.83
Additional purchase of shares (in Shares)				7,076
Representative warrants exercisable term				5 years
Purchase of shares (in Shares)				84,906

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.